Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Principal Cash Obligations and Commitments
		Payments Due By Year
	Total	2020	2021	2022	2023	2024
License agreements	$510,370	$50,000	$115,092	$115,093	$130,185	$100,000
Employment agreements (1)	1,779,400	450,200	689,600	639,600	554,700	-
Total	$2,289,770	$500,200	$739,600	$654,700	$100,000	$100,000

The following table sets forth the Company’s principal cash obligations and commitments for the next five fiscal years as of December 31, 2019, aggregating $995,900. Employment agreement amounts included in the 2020 column represent amounts contractually due at from January 1, 2020 through September 30, 2020 when such contracts expire unless extended pursuant to the terms of the contracts.

		Payments Due By Year
	Total	2020	2021	2022	2023	2024
License agreements	$500,000	$100,000	$100,000	$100,000	$100,000	$100,000
Employment agreements (1)	495,900	495,900	-	-	-	-
Total	$995,900	$595,900	$100,000	$100,000	$100,000	$100,000

(1) The payment of such amounts has been deferred indefinitely, as described above at “Employment Agreements”.